Note 8 - Stock-based Compensation - Stock-based Compensation Expense (10 Q) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Total stock-based compensation expense	$ 121,371	$ 278,131	$ 928,052	$ 897,260
Research and Development Expense [Member]
Statement [Line Items]
Total stock-based compensation expense	12,011	58,892	215,904	154,041
General and Administrative Expense [Member]
Statement [Line Items]
Total stock-based compensation expense	$ 109,360	$ 219,239	$ 712,148	$ 743,219